Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2016
INVESTMENTS IN AFFILIATES [Abstract]
Financial information of affiliate companies, balance sheet

	December 31, 2016					December 31, 2015
Balance Sheet	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$25,088	$56,658	$720	$10,785	$16,916	$34,539	$61,645	$668	$11,839	$17,366
Current assets	56,349	107,282	986	15,980	19,487	39,835	97,349	1,117	14,782	22,539
Non-current assets	1,212,231	1,596,337	84	169,925	232,363	1,310,456	1,676,742	73	179,023	245,154
Current liabilities	98,950	79,421	413	18,490	24,126	41,528	82,798	447	15,377	16,897
Long- term debt including current portion, net	523,776	1,095,938	—	86,060	119,234	598,078	1,197,583	—	96,580	129,185
Non-current liabilities	489,421	1,048,767	—	155,387	184,530	576,548	1,143,922	—	182,537	173,543

Financial information of affiliate companies, income statement
Income Statement	Year ended December 31, 2016					Year ended December 31, 2015					Year ended December 31, 2014
	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I
Revenue	$190,524	$290,245	$1,068	$40,589	$30,893	$223,676	$313,396	$1,760	$41,437	$20,767	$227,356	$264,877	$2,825	$35,119
Net income/ (loss) before non-cash change in fair value of Junior Loan I and Junior Loan II	$(52,549)	$59,715	$157	$(2,174)	$(25,062)	$41,805	$84,796	$244	$(1,347)	$1,673	$74,853	$11,371	1,298	(5,061)
Net income/(loss)	$(52,549)	$59,715	$157	$16,137	$(34,059)	$41,805	$84,796	$244	$(1,118)	$77,252	$74,853	$11,371	1,298	(1,896)